Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

The Company’s accounts receivable primarily include balance generated from selling bakery products to local corporate customers, billed but has not been collected as of the balance sheet dates. Accounts receivable consisted of the following:

	December 31, 2023	December 31, 2022
Accounts receivable	$1,995,067	$1,260,453
Less: allowance for credit losses	-	-
Total accounts receivable, net	$1,995,067	$1,260,453